Fair Value of Financial Assets and Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liability
Fair Value of Financial Assets and Liability

4. Fair Value of Financial Assets and Liability

As of March 31, 2018 and December 31, 2017, the carrying amount of cash and cash equivalents and short‑term investments was $136,453 and $148,082, respectively, which approximates fair value. Cash and cash equivalents and short‑term investments includes investments in money market funds that invest in U.S. government securities that are valued using quoted market prices. Accordingly, money market funds and government funds are categorized as Level 1 and had a total balance of $51,742 and $34,698 as of March 31, 2018 and December 31, 2017, respectively.  The financial assets valued based on level 2 inputs consist of corporate debt securities and commercial paper, which consist of investments in highly-rated investment-grade corporations.

A financial liability was recognized by the Company during the three months ended March 31, 2017 related to the 2017 Series A Investor Instrument. The liability was valued based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. Upon the closing of the second tranche of the 2017 Series A preferred financing in August 2017, this liability was settled.

The following tables present information about the Company's financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair value Measurements as of
	March 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities and Commercial Paper	$—	$6,989	$—	$6,989
Money Market Funds	36,779	—	—	36,779
Marketable Securities:
Corporate Debt Securities and Commercial Paper	—	78,323	—	78,323
U.S. Treasury Securities	14,963	—	—	14,963
Total	$51,742	$85,312	$—	$137,054

	Fair value Measurements as of
	December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities	$—	$15,104	$—	$15,104
Money Market Funds	17,753	—	—	17,753
Marketable Securities:
Corporate Debt Securities	—	96,901	—	96,901
U.S. Treasury Securities	16,945	—	—	16,945
Total	$34,698	$112,005	$—	$146,703

Marketable Securities

The following tables summarize the Company's marketable securities:

	March 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities and Commercial Paper (due within 1 year)	$78,528	$—	$(205)	$78,323
U.S. Treasury Securities (due within 1 year)	14,979	—	(16)	14,963
	$93,507	$—	$(221)	$93,286

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities (due within 1 year)	$97,029	$—	$(128)	$96,901
U.S. Treasury Securities (due within 1 year)	16,958	—	(13)	16,945
	$113,987	$—	$(141)	$113,846

Below is a roll forward of the fair value of the 2017 Series A Investor Instrument for the three months ended March 31, 2017:

2017 Series A Investor
Instrument
Fair value at December 31, 2016	$—
Fair value upon the January 2017 Initial Closing, net	328
Change in fair value	—
Fair value at March 31, 2017	$328

The fair value of the Series A Investor Instrument is the sum of the probability‑weighted fair value of the 2017 Investor Right/Obligation and the 2017 Series A Call Option.

The following assumptions and inputs were used in determining the fair value of the 2017 Series A Investor Call Option valued using the Black‑ Scholes option pricing model:

March 31, 2017
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$1.39
Expected term	3.5 months
Expected volatility	82.0%
Expected interest rate	0.76%
Expected dividend yield	—

In August 2017, upon the closing of the second tranche of the series A preferred stock financing, the 2017 Series A Investor Call Option expired unexercised.

The Company estimated the fair value of the 2017 Series A Investor Right/Obligation as the probability‑weighted present value of the expected benefit of the investment. The expected benefit is the difference between the expected future value of shares issued upon the second tranche closing and the investment price for the second tranche closing. The expected future value is estimated as a weighted average of IPO and remain private scenarios, and the future value is converted to a present value assuming a closing date of October 15, 2017 and a nominal, risk‑free discount rate.

4. Fair Value of Financial Assets and Liability

As of December 31, 2017 and 2016, the carrying amount of cash and cash equivalents and short‑term investments was $148,082 and $10,537, respectively, which approximates fair value. Cash and cash equivalents and short‑term investments includes investments in money market funds that invest in U.S. government securities that are valued using quoted market prices. Accordingly, money market funds and government funds are categorized as Level 1 and had a total balance of $34,698 and $7,984 as of December 31, 2017 and 2016, respectively.  The financial assets valued based on level 2 inputs consist of corporate debt securities, which consist of investments in highly-rated investment-grade corporations.

A financial liability was recognized by the Company during the year ending December 31, 2017 related to the 2017 Series A Investor Instrument. The liability was valued based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.  Upon the closing of the second tranche of the 2017 Series A preferred financing in August 2017, this liability was settled.  For the year ended December 31, 2016, the Company had no financial liability outstanding measured at fair value.  The Company recognized a financial liability during 2015 related to its 2015 Series A Investor Right/Obligation and 2015 Series A Investor Call Option that was exercised or expired, respectively, in December 2015. The liability was based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The following tables present information about the Company's financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair value Measurements as of
	December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities	$—	$15,104	$—	$15,104
Money Market Funds	17,753	—	—	17,753
Marketable Securities:
Corporate Debt Securities	—	96,901	—	96,901
U.S. Treasury Securities	16,945	—	—	16,945
Total	$34,698	$112,005	$—	$146,703
Liabilities:
2017 Series A Investor Instrument	$—	$—	$—	$—
Total	$—	$—	$—	$—

	Fair value Measurements as of
	December 31, 2016 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Government Funds	$2,000	$—	$—	$2,000
Money Market Funds	1,987	—	—	1,987
Marketable Securities:
Government Funds	3,997	—	—	3,997
Total	$7,984	$—	$—	$7,984

Marketable Securities

The following tables summarize the Company's marketable securities:

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities (due within 1 year)	$97,029	$—	$(128)	$96,901
U.S. Treasury Securities (due within 1 year)	16,958	—	(13)	16,945
	$113,987	$—	$(141)	$113,846

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Government Funds (due within 1 year)	$3,997	$—	$—	$3,997
	$3,997	$—	$—	$3,997

Below is a roll forward of the fair value of the financial liability, the 2017 Series A Investor Instrument for the year ended December 31, 2017:

2017 Series A Investor
Instrument
Fair value at December 31, 2016	$—
Fair value upon the January 2017 Initial Closing, net	328
Change in fair value through the date of settlement	1,863
Reclassification of liability upon August 2017 Second Tranche Closing	(2,191)
Fair value at December 31, 2017	$—

The fair value of the Series A Investor Instrument is the sum of the probability‑weighted fair value of the 2017 Investor Right/Obligation and the 2017 Series A Call Option.

The following assumptions and inputs were used in determining the fair value of the 2017 Series A Investor Call Option valued using the Black‑ Scholes option pricing model:

August 2017 Second Tranche Closing
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$1.33
Expected term	1.5 months
Expected volatility	64.0%
Expected interest rate	0.95%
Expected dividend yield	—

The Company estimated the fair value of the 2017 Series A Investor Right/Obligation as the probability‑weighted present value of the expected benefit of the investment. The expected benefit is the difference between the expected future value of shares issued upon the second tranche closing and the investment price for the second tranche closing. The expected future value is estimated as a weighted average of IPO and remain private scenarios, and the future value is converted to a present value assuming a closing date of August 15, 2017 and a nominal, risk‑free discount rate.

Below is a roll forward of the fair value of financial liabilities for the year ended December 31, 2015:

2015 Series A
Investor
Right/Obligation
And 2015 Series A
Investor Call
Option
Fair value at December 31, 2014	$—
Fair value upon the August 2015 Initial Closing	500
Change in fair value through the date of settlement	500
Reclassification of liability upon December 2015 Second Tranche closing	(1,000)
Fair value at December 31, 2015	$—

The following assumptions and inputs were used in determining the fair value of the 2015 Series A Investor Call Option valued using the Black‑ Scholes option pricing model:

August 2015 Initial
Tranche Closing
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$0.81
Expected term	2 months
Expected volatility	24.0%
Expected interest rate	0.08%
Expected dividend yield	—

The 2015 Series A Investor Call Option expired upon the Second Tranche Closing in December 2015.

The Company estimated the fair value of the 2015 Series A Investor Right/Obligation as the probability‑weighted present value of the expected benefit of the investment. The expected benefit is the difference between the expected future value of shares issued upon the second tranche closing and the investment price for the second tranche closing. The expected future value as of the August 2015 Initial Tranche Closing was estimated through a backsolve calculation which assumes a 70 percent probability of closing, a discount rate of 0.08% and a second tranche closing date of November 30, 2015.

The Company performed a contemporaneous valuation of the 2015 Series A Investor Right/Obligation to invest in the second tranche of our series A preferred stock financing. This valuation coincided with the 2015 Series A Second Tranche Closing on December 1, 2015. The Company valued the 2015 Series A Investor Right/Obligation as the benefit associated with the second tranche investment. The benefit is a function of the difference between the fair value of the series A shares and the 2015 Series A Investor Right/Obligation exercise price on the date of closing and the number of shares acquired. The Company estimated the fair value of the 2015 Series A Investor Right/Obligation as the probability weighted average of two scenarios: an IPO and a remain‑private scenario.